Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1)        Summary of Significant Accounting Policies

(a)          Nature of Operations

Meridian Corporation (the “Corporation”) was incorporated on June 8, 2009, by and at the direction of the board of directors of Meridian Bank (the “Bank”) for the sole purpose of acquiring the Bank and serving as the Bank’s parent bank holding company.  On August 24, 2018, the Corporation acquired the Bank in a merger and reorganization effected under Pennsylvania law and in accordance with the terms of a Plan of Merger and Reorganization dated April 26, 2018 (the “Agreement”).  Pursuant to the Agreement, on August 24, 2018 at 5:00 p.m. all of the outstanding shares of the Bank’s $1.00 par value common stock formerly held by its shareholders was converted into and exchanged for one newly issued share of the Corporation’s par value common stock, and the Bank became a subsidiary of the Corporation. Because the Bank and the Corporation were entities under common control, this exchange of shares between entities under common control resulted in the retrospective combination of the Bank and the Corporation for all periods presented as if the combination had been in effect since inception of common control.  As the Corporation had no assets, liabilities, revenues, expenses or operations prior to August 24, 2018, the historical financial statements of the Bank are the historical financial statements of the combined entity.

The Corporation operates in a highly competitive market area that includes local, national and regional banks as competitors along with savings banks, credit unions, insurance companies, trust companies and registered investment advisors. The Corporation and its subsidiaries are regulated by many regulatory agencies including the Securities and Exchange Commission (“SEC”), Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve and the Pennsylvania Department of Banking.

The Bank was incorporated on March 16, 2004 under the laws of the Commonwealth of Pennsylvania and is a Pennsylvania state-chartered bank. The Bank commenced operations on July 8, 2004 and is a full-service bank providing personal and business lending and deposit services through 6 full-service banking offices in Pennsylvania and 9 mortgage loan production offices throughout the Delaware Valley. The Bank and Corporation are headquartered in Malvern, Pennsylvania, located in the western suburbs of Philadelphia and serves southeastern Pennsylvania and the rest of the Delaware Valley.

(b)          Basis of Presentation

The accounting policies of the Corporation conform to U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements include accounts of the Corporation and its wholly owned subsidiary, the Bank, and the wholly owned subsidiaries of the Bank: APEX Realty LLC; Meridian Wealth Partners LLC; and Meridian Land Settlement Services LLC. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Amounts subject to significant estimates are items such as the allowance for loan and lease losses and lending related commitments, the fair value of financial instruments, other-than-temporary impairments of investment securities, the valuations of goodwill and intangible assets, and servicing assets.  Although our current estimates contemplate current conditions and how we expect them to change in the future, due to the impact that the COVID-19 pandemic has had on financial markets and the economy both locally and nationally, it is reasonably possible that this could materially affect these significant estimates and our results of operations and financial condition. The World Health Organization has declared the outbreak to constitute a “Public Health Emergency of International Concern.” The COVID-19 outbreak is disrupting supply chains and affecting production and sales across a range of industries. The extent of the impact of COVID-19 on our operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on our customers, employees and vendors all of which are uncertain and cannot be predicted. At this point, the extent to which COVID-19 may impact our financial condition or results of operations is uncertain.  Certain prior year amounts have been reclassified to conform to the current year’s presentation.

During the quarter-ended March 31, 2019, the Corporation identified and corrected an immaterial error related to Maryland state licensing requirements for mortgage loan originations by our Mortgage division. As the result of our mortgage operations not being fully compliant with Maryland licensing law, we agreed to reimburse consumers approximately $474 thousand in interest and certain fees on loans originated, in addition to paying a fine of $12 thousand to resolve the matter. The Corporation has revised its comparative consolidated financial statements in the amount of $407 thousand, or $315 thousand net of tax, for periods prior to January 1, 2018 related to interest and fees on loans. The error correction impacted beginning retained earnings, deferred tax assets and other liabilities as of January 1, 2018, as shown below.

The following table summarizes the impacts of the correction on the consolidated balance sheet as of January 1, 2018:

(dollars in thousands, except per share data)	Reported	Corrections	Revised
Deferred income taxes	$1,312	92	1,404
Other liabilities	5,426	407	5,833
Retained earnings	15,768	(315)	15,453

The following table summarizes the impacts of the correction on the consolidated balance sheet as of December 31, 2018:

(dollars in thousands, except per share data)	Reported	Corrections	Revised
Deferred income taxes	$1,636	92	1,728
Other liabilities	5,309	407	5,716
Retained earnings	23,931	(315)	23,616

The following table summarizes the impacts of the corrections to our capital ratios as of December 31, 2018:

	December 31, 2018 - as reported
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,577	13.70%	$71,577	8.00%	$89,472	10.00%
Common equity tier 1 capital (to risk-weighted assets)	105,196	11.76%	40,262	4.50%	58,157	6.50%
Tier 1 capital (to risk-weighted assets)	105,196	11.76%	53,683	6.00%	71,577	8.00%
Tier 1 capital (to average assets)	105,196	11.20%	37,578	4.00%	46,972	5.00%

	December 31, 2018 - as revised
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,262	13.66%	$71,585	8.00%	$89,481	10.00%
Common equity tier 1 capital (to risk-weighted assets)	104,881	11.72%	40,266	4.50%	58,163	6.50%
Tier 1 capital (to risk-weighted assets)	104,881	11.72%	53,689	6.00%	71,585	8.00%
Tier 1 capital (to average assets)	104,881	11.16%	37,581	4.00%	46,977	5.00%

*     Does not include capital conservation buffer of 1.250% for 2019 and 1.875% for 2018

(c)          Significant Concentrations of Credit Risk

Most of the Corporation’s activities are with customers located within the tri-state area of Pennsylvania, Delaware and New Jersey. Note 4 discusses the types of securities that the Corporation invests in. Note 5 discusses types of lending that the Corporation engages in. Although the Corporation has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy. The Corporation does not have any significant concentrations to any one industry or customer, however there is significant concentration of commercial real estate-backed loans, amounting to 37% and 37% of total loans held for investment, as of December 31, 2019 and December 31, 2018, respectively.

(d)          Presentation of Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are purchased or sold for one day periods. Cash balances required to meet regulatory reserve requirements of the Federal Reserve Board amounted to $1.1 million at December 31, 2019.

(e)          Securities

Management determines the appropriate classification of debt securities at the time of purchase and re‑evaluates such designation as of each balance sheet date.

Securities classified as available‑for‑sale are those securities that the Corporation intends to hold for an indefinite period of time but not necessarily to maturity. Securities available‑for‑sale are carried at fair value. Any decision to sell a security classified as available‑for‑sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Corporation’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Unrealized gains and losses are reported as increases or decreases in other comprehensive income. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Securities classified as held to maturity are those debt securities the Corporation has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions. These securities are carried at cost adjusted for the amortization of premium and accretion of discount, computed on a level yield basis.

Investments in equity securities are recorded in accordance with ASC 321-10, Investments - Equity Securities.

The Corporation’s accounting policy specifies that (a) if the Corporation does not have the intent to sell a debt security prior to recovery and (b) it is more likely than not that it will not have to sell the debt security prior to recovery, the security would not be considered other‑than‑temporarily impaired, unless there is a credit loss. When the Corporation does not intend to sell the security, and it is more likely than not, the Corporation will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other‑than‑temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. The Corporation did not recognize any other‑than‑temporary impairment charges during the years ended December 31, 2019 and 2018.

(f)           Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation generally amortizes these amounts over the contractual life of the loan.

Loans that were originated by the Corporation and intended for sale in the secondary market to permanent investors, but were either repurchased or unsalable due to defect, are held for the foreseeable future or until maturity or payoff, but are carried at fair value.

The accrual of interest is discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and charged against current year income. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

(g)          Allowance for Loan and Lease Losses

The allowance for loan and lease losses (“ALLL” or “Allowance”) is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the Allowance, and subsequent recoveries, if any, are credited to the Allowance. All, or part, of the principal balance of loans receivable are charged off to the Allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Charge-offs for retail consumer loans are generally made for any balance not adequately secured after 120 cumulative days past due.

The Allowance is maintained at a level considered adequate to provide for losses that are probable and estimable. Management’s periodic evaluation of the adequacy of the Allowance is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is subjective as it requires material estimates that may be susceptible to significant revisions as more information becomes available. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Corporation’s Allowance and may require the Corporation to recognize additions to the Allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management.

The Allowance consists of general and specific components. The general component covers non-classified loans, as well as, non-impaired classified loans and is based on historical loss experience adjusted for qualitative factors. The specific component relates to loans that are classified as doubtful, substandard, and are on non-accrual and have been deemed impaired. Loan classifications are determined based on various assessments such as the borrower’s overall financial condition, payment history, repayment sources, guarantors and value of collateral.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case‑by‑case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

For commercial and construction loans, impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral adjusted for cost to sell, if the loan is collateral dependent.

Large groups of smaller balance homogeneous residential mortgage and consumer loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual loans of this nature for impairment disclosures, unless such loans become impaired or are troubled and the subject of a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Corporation grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan’s stated maturity date.

No portion of the Allowance is restricted to any individual loan or groups of loans, and the entire Allowance is available to absorb any and all loan losses.

(h)          Mortgage Banking Activities and Mortgage Loans Held for Sale

The Corporation’s mortgage banking division operates 9 offices in the tri-state area of Pennsylvania, Delaware and New Jersey. The mortgage banking division originates conventional mortgages, FHA, VA, USDA, and other state insured mortgages. The loans are generally sold to various investors in the secondary market. Mortgage loans originated by the Corporation and intended for sale in the secondary market to permanent investors are carried at fair value and are classified as mortgage loans held for sale on the balance sheet. Gains and losses on loan sales are recorded in mortgage banking income.

The Corporation enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (interest rate lock commitments). Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Time elapsing between the issuance of a loan commitment and closing and sale of the loan generally ranges from 30 to 120 days. The Corporation protects itself from changes in interest rates through the use of best efforts forward sale contracts, whereby the Corporation commits to sell a loan at the time the borrower commits to an interest rate with the intent that the buyer has assumed interest rate risk on the loan. The Corporation also commits to loan sales through a mandatory sales channel which are economically hedged by the future sale of mortgage-backed securities to third-party counterparties to mitigate the effect of changes in interest rates on the values of both the interest rate locks and mortgage loans held for sale.  By entering into best efforts commitments and economically hedging the mandatory commitments, the Corporation limits its exposure to loss and its realization of significant gains related to its rate lock commitments due to changes in interest rates.

The Corporation utilizes a third-party model to determine the fair value of rate lock commitments or forward sale contracts.  This model uses investor quotes while taking into consideration the probability that the rate lock commitments will close. Net derivative assets and liabilities are recorded within other assets or other liabilities, respectively, on the consolidated balance sheets, with changes in fair value during the period recorded within net change in the fair value of derivative instruments on the consolidated statements of income.

(i)          Loan Servicing Rights

The Corporation sells substantially all of the residential mortgage loans we originate to third parties; however, the Corporation may retain the servicing rights related to some of these loans. A fee, usually based on a percentage of the outstanding principal balance of the loan, is received in return for these services. Mortgage servicing rights (“MSRs") are recognized when a loan’s servicing rights are retained upon sale of a loan.

The Corporation also sells the guaranteed portion of certain Small Business Administration (“SBA”) loans to third parties and retains servicing rights and receives servicing fees.  All such transfers are accounted for as sales. While the Corporation may retain a portion of certain sold SBA loans, its continuing involvement in the portion of the loan that was sold is limited to certain servicing responsibilities.

These servicing assets amortize to noninterest expense in proportion to, and over the period of, the estimated future net servicing life of the underlying loans.  The servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to their amortized cost. Impairment is recognized on the income statement to the extent the fair value is less than the capitalized amount of the servicing assets.

(j)          Other Real Estate Owned

Other real estate owned (OREO) is comprised of property acquired through a foreclosure proceeding or acceptance of a deed‑in‑lieu of foreclosure. The Corporation acquires OREO through the wholly owned subsidiary of the Bank, Apex Realty. OREO is recorded at the lower of cost or fair value, or the loan amount net of estimated selling costs, at the date of foreclosure. The cost basis of OREO is its recorded value at the time of acquisition. After acquisition, valuations are periodically performed by management and subsequent changes in the valuation allowance are charged to OREO expense. Revenues, such as rental income, and holding expenses are included in other income and other expenses, respectively.  The Corporation had $120 and $0 thousand of OREO at December 31, 2019 and 2018, respectively.

(k)          Restricted Investment in Bank Stock

Restricted bank stock is principally comprised of stock in the Federal Home Loan Bank of Pittsburgh (FHLB). Federal law requires a member institution of the FHLB to hold stock according to a predetermined formula. As of December 31, 2019, and 2018, the Corporation had an investment of $8.0 million and $6.9 million, respectively, related to the FHLB stock. Also included in restricted stock is Atlantic Central Bankers Bank (primary correspondent bank) stock in the amount of $50 thousand as of December 31, 2019 and 2018. All restricted stock is carried at cost.

Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to the FHLB restricted stock as of December 31, 2019 or 2018.

(l)          Transfers of Financial Assets

Transfers of financial assets, including loan and loan participation sales, are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

(m)         Bank Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. The costs of maintenance and repairs are expensed as incurred; while major replacements, improvements and additions are capitalized.  Depreciation expense is computed on the straight‑line method over the estimated useful lives of the related assets or, for leasehold improvements, over the effective life of the related lease if less than the estimated useful life.

(n)         Advertising Costs

The Corporation follows the policy of charging the costs of advertising to expense as incurred.

(o)          Employee Benefit Plans

The Corporation has a 401(k) Plan (the Plan) and an Employee Stock Ownership Plan (ESOP). All employees are eligible to participate in the Plan and ESOP after they have attained the age of 21 and have also completed 3 consecutive months of service. Employees must participate in the Plan to be eligible for participation in the ESOP. The employees may contribute to the Plan up to the maximum percentage allowable by law of their compensation. The Corporation may make a discretionary matching contribution to the Plan and the ESOP. Full vesting in the Corporation’s contribution to the Plan and ESOP is over a three‑year period. The Corporation’s contribution to the Plan and ESOP was $636 thousand and $325 thousand, respectively for the year ended December 31, 2019 and $577 thousand and $332 thousand, respectively for the year ended December 31, 2018. During the year ended December 31, 2019, no shares were purchased by the ESOP, while for the year ended December 31, 2018, 4,462 shares were purchased by the ESOP at an average market value of $17.50. Shares in the ESOP that are committed to be released to employees are treated as outstanding shares in the Corporation’s computation of earnings per share. There were 36,619 shares in the ESOP as of December 31, 2019. Shares in the ESOP would be impacted by any stock dividends and stock splits in the same manner as all other outstanding common shares of the Corporation.

(p)          Income Taxes

Deferred income taxes are provided on the asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and net operating losses and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and net operating loss carry-forwards and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Corporation follows accounting guidance related to accounting for uncertainty in income taxes. Under the “more likely than not” threshold guidelines, the Corporation believes no significant uncertain tax positions exist, either individually or in the aggregate, that would give rise to the non-recognition of an existing tax benefit. As of December 31, 2019, and 2018, the Corporation had no material unrecognized tax benefits or accrued interest and penalties. The Corporation’s policy is to account for interest as a component of interest expense and penalties as a component of other expense. The Corporation is no longer subject to examination by federal, state and local taxing authorities for years before January 1, 2016.

(q)          Stock Compensation Plans

Stock compensation accounting guidance requires that the compensation cost relating to share‑based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share‑based compensation arrangements including stock options and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded‑vesting, compensation cost is recognized on a straight‑line basis over the requisite service period for the entire award. A Black‑Scholes model is used to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards.

(r)          Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available‑for‑sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income (loss) for the years ended December 31, 2019 and 2018 consist of unrealized holding gains and (losses) arising during the year on available‑for‑sale securities.

(s)           Off‑Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off‑balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded in the balance sheet when they are funded.

(t)           Derivative Financial Instruments

The Corporation recognizes all derivative financial instruments related to its mortgage banking activities on its balance sheet at fair value. The Corporation utilizes investor quotes to determine the fair value of interest rate lock commitment derivatives and market pricing to determine the fair value of forward security purchase commitment derivatives. All changes in fair value of derivative instruments are recognized in earnings.

The Corporation enters into interest rate swaps that allow commercial loan customers to effectively convert a variable-rate commercial loan agreement to a fixed-rate commercial loan agreement. The interest rate swaps are recognized on the Corporation’s balance sheet at fair value.  Under these agreements, the Corporation originates variable-rate loans with customers in addition to interest rate swap agreements, which serve to effectively swap the customers’ variable-rate loans into fixed-rate loans. The Corporation then enters into corresponding swap agreements with swap dealer counterparties to economically hedge its exposure on the variable and fixed components of the customer agreements. The interest rate swaps with both the customers and third parties are not designated as hedges under ASC 815 and are marked to market through earnings. As the interest rate swaps are structured to offset each other, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by ASC 820.

(u)           Earnings per Common Share

Basic earnings per common share excludes dilution and is computed by dividing income available to common shareholders by the weighted-average common shares outstanding during the period. Diluted earnings per common share takes into account the potential dilution that would occur if in the-money stock options were exercised and converted into shares of common stock and restricted stock awards and performance-based stock awards were vested. Proceeds assumed to have been received on options exercises are assumed to be used to purchase shares of the Corporation’s common stock at the average market price during the period, as required by the treasury stock method of accounting. The effects of stock options are excluded from the computation of diluted earnings per share in periods in which the effect would be antidilutive.

(v)Revenue Recognition

The Corporation recognizes all sources of income on the accrual method, with the exception of nonaccrual loans and leases.

The Corporation earns wealth management fee income from investment advisory services provided to individual and 401k customers. Fees that are determined based on the market value of the assets held in their accounts are generally billed quarterly, in arrears, based on the market value of assets at the end of the previous billing period. Other related services that are based on a fixed fee schedule are recognized when the services are rendered. Fees that are transaction based, including trade execution services, are recognized at the point in time that the transaction is executed, i.e. the trade date. Included in other assets on the balance sheet is a receivable for wealth management fees that have been earned but not yet collected.